Investment Portfolio	as of March 31, 2022 (Unaudited)
DWS CROCI® International VIP
	Shares	Value ($)

Common Stocks 97.7%
Australia 10.1%
Australia & New Zealand Banking Group Ltd.	85,790	1,756,008
BHP Group Ltd.	104,987	4,020,030
BlueScope Steel Ltd.	72,730	1,122,541
Sonic Healthcare Ltd.	37,168	983,026
(Cost $6,129,876)		7,881,605
Austria 0.6%
OMV AG (Cost $625,548)	10,339	493,097
Belgium 2.9%
UCB SA (Cost $2,170,385)	18,599	2,227,143
Denmark 4.1%
AP Moller - Maersk AS "B"	872	2,634,942
Pandora A/S	5,879	563,119
(Cost $2,208,893)		3,198,061
Finland 1.6%
Nokia Oyj* (Cost $882,499)	225,146	1,238,270
France 9.1%
Arkema SA	1,412	168,807
BNP Paribas SA	52,081	2,971,910
Credit Agricole SA	120,109	1,438,167
Kering SA	492	311,055
Societe Generale SA	32,749	878,579
Television Francaise 1	139,790	1,356,069
(Cost $6,391,377)		7,124,587
Germany 7.2%
BASF SE	5,175	294,805
Bayer AG (Registered)	20,923	1,428,804
Beiersdorf AG	15,456	1,621,981
Deutsche Post AG (Registered)	29,966	1,431,991
Fresenius SE & Co. KGaA	14,400	529,081
HeidelbergCement AG	5,556	315,674
(Cost $5,947,383)		5,622,336
Ireland 0.6%
CRH PLC (Cost $414,048)	12,283	492,049
Italy 0.5%
UniCredit SpA (Cost $572,988)	37,947	407,258
Japan 30.7%
Astellas Pharma, Inc.	55,300	864,237
Dentsu Group, Inc.	14,900	608,670

ITOCHU Corp.	25,100	849,485
KDDI Corp.	20,100	659,102
Mitsubishi UFJ Financial Group, Inc.	113,200	696,509
Murata Manufacturing Co., Ltd.	10,100	667,512
NEC Corp.	5,000	209,956
Nintendo Co., Ltd.	3,900	1,963,524
Nitto Denko Corp.	8,700	623,865
Ono Pharmaceutical Co., Ltd.	79,200	1,985,648
Otsuka Holdings Co., Ltd.	30,700	1,060,377
Sekisui House Ltd.	98,700	1,908,565
Shin-Etsu Chemical Co., Ltd.	6,709	1,023,326
Sony Group Corp.	8,200	844,324
Sumitomo Chemical Co., Ltd.	57,200	261,513
Sumitomo Mitsui Financial Group, Inc.	109,456	3,472,671
Takeda Pharmaceutical Co., Ltd.	31,300	896,148
Tokyo Electron Ltd.	5,800	2,980,227
Toyota Industries Corp.	33,632	2,316,437
(Cost $22,965,062)		23,892,096
Luxembourg 0.6%
ArcelorMittal SA (Cost $522,504)	15,542	498,494
Netherlands 1.5%
PostNL NV	102,827	391,697
QIAGEN NV*	15,961	782,777
(Cost $1,254,269)		1,174,474
Norway 1.1%
Equinor ASA (Cost $678,648)	23,868	888,017
Singapore 0.5%
Venture Corp., Ltd. (Cost $372,725)	28,200	363,623
Spain 2.1%
Banco Bilbao Vizcaya Argentaria SA	84,564	482,261
Banco Santander SA	333,040	1,132,878
(Cost $1,468,457)		1,615,139
Sweden 0.9%
Telefonaktiebolaget LM Ericsson "B" (Cost $914,491)	78,043	711,342
Switzerland 12.1%
Holcim Ltd.	33,026	1,609,224
Novartis AG (Registered)	34,747	3,044,985
Roche Holding AG (Genusschein)	10,066	3,983,118
STMicroelectronics NV	19,150	829,392
(Cost $9,460,691)		9,466,719
United Kingdom 11.5%
BAE Systems PLC	91,221	860,859
Barratt Developments PLC	64,610	441,455
British American Tobacco PLC	43,628	1,831,281
Bunzl PLC	22,608	882,420
Ferguson PLC	3,544	478,516
Imperial Brands PLC	57,211	1,209,125
ITV PLC*	240,183	256,228
Kingfisher PLC	150,985	505,705

Persimmon PLC	53,064	1,492,112
Royal Mail PLC	45,467	195,429
Taylor Wimpey PLC	453,080	772,508
(Cost $8,271,638)		8,925,638
Total Common Stocks (Cost $71,251,482)		76,219,948

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 0.28% (a) (Cost $903,596)	903,597	903,597

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $72,155,078)	98.9	77,123,545
Other Assets and Liabilities, Net	1.1	847,738
Net Assets	100.0	77,971,283
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (a) (b)
3,317,912	—	3,317,912 (c)	—	—	3,663	—	—	—
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 0.28% (a)
615,058	3,079,101	2,790,562	—	—	132	—	903,597	903,597
3,932,970	3,079,101	6,108,474	—	—	3,795	—	903,597	903,597
*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.

At March 31, 2022 the DWS CROCI® International VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents
Health Care	17,785,344	23%
Financials	13,236,241	18%
Materials	10,430,328	14%
Industrials	10,041,776	13%
Information Technology	7,000,322	9%
Consumer Discretionary	6,838,843	9%
Communication Services	4,843,593	6%
Consumer Staples	4,662,387	6%
Energy	1,381,114	2%
Total	76,219,948	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$7,881,605	$—	$7,881,605
Austria	—	493,097	—	493,097
Belgium	—	2,227,143	—	2,227,143
Denmark	—	3,198,061	—	3,198,061
Finland	—	1,238,270	—	1,238,270
France	—	7,124,587	—	7,124,587
Germany	—	5,622,336	—	5,622,336
Ireland	—	492,049	—	492,049
Italy	—	407,258	—	407,258
Japan	—	23,892,096	—	23,892,096
Luxembourg	—	498,494	—	498,494
Netherlands	—	1,174,474	—	1,174,474
Norway	—	888,017	—	888,017
Singapore	—	363,623	—	363,623
Spain	—	1,615,139	—	1,615,139
Sweden	—	711,342	—	711,342
Switzerland	—	9,466,719	—	9,466,719
United Kingdom	—	8,925,638	—	8,925,638
Short-Term Investments	903,597	—	—	903,597
Total	$903,597	$76,219,948	$—	$77,123,545

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1cint-PH1
R-080548-1 (1/23)